TRADE PAYABLES AND OTHER	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES AND OTHER	TRADE PAYABLES AND OTHER

As at December 31
($ millions)	2022	2021
Trade payables	571	625
Other payables & accrued liabilities	533	411
Related party payables	150	27
Total trade payables and other	1,254	1,063